UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL            02/01/13
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  39
                                         ---------------
Form 13F Information Table Value Total:  278,222
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    31-Dec-12


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
                                                        FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM               42068106  7624      201525 SH       Sole                   179938            21587
Alexion Pharmaceuticals        COM               15351109  3809       40630 SH       Sole                    35905             4725
Allergan Inc.                  COM               18490102  5229       57004 SH       Sole                    51119             5885
Amazon.com Inc.                COM               23135106 13298       53006 SH       Sole                    46555             6451
American Tower Corporation     COM              03027X100  6371       82451 SH       Sole                    71001            11450
Apple Inc.                     COM               37833100 18024       33869 SH       Sole                    29050             4819
B/E Aerospace, Inc.            COM               73302101 10305      208598 SH       Sole                   182103            26495
Baidu, Inc. ADS                COM               56752108  4507       44941 SH       Sole                    38816             6125
Caterpillar Inc                COM              149123101  5962       66539 SH       Sole                    58034             8505
Chipotle Mexican Grill         COM              169656105  3548       11928 SH       Sole                    10674             1254
Coach Inc                      COM              189754104  8917      160640 SH       Sole                   143419            17221
Cummins Inc.                   COM              231021106  7223       66662 SH       Sole                    58952             7710
F5 Networks Inc.               COM              315616102  5459       56195 SH       Sole                    48960             7235
Google Inc                     COM              38259P508   336         475 SH       Sole                       65              410
Intuitive Surgical, Inc.       COM              46120E602 10774       21971 SH       Sole                    18736             3235
Johnson Controls, Inc.         COM              478366107  6441      210000 SH       Sole                                    210000
Las Vegas Sands Corp.          COM              517834107  4722      102286 SH       Sole                    92416             9870
LinkedIn Corp cl A             COM              53578A108 10931       95203 SH       Sole                    84832            10371
Mastercard Inc.                COM              57636Q104 18442       37539 SH       Sole                    32874             4665
MercadoLibre, Inc.             COM              58733R102  4543       57835 SH       Sole                    49386             8449
Michael Kors Holdings Ltd      COM              G60754101  4801       94075 SH       Sole                    84587             9488
Microsoft Corporation          COM              594918104   307       11500 SH       Sole                     1500            10000
National Oilwell Varco Inc     COM              637071101  9169      134152 SH       Sole                   116237            17915
Precision Castparts Corp       COM              740189105  9257       48868 SH       Sole                    42572             6296
Priceline.com Inc.             COM              741503403 10545       16997 SH       Sole                    14903             2094
Procter & Gamble Co.           COM              742718109   272        4000 SH       Sole                                      4000
Qualcomm Inc.                  COM              747525103 10455      169005 SH       Sole                   149030            19975
Red Hat, Inc.                  COM              756577102  5009       94578 SH       Sole                    83883            10695
Regeneron Pharmaceuticals      COM              75886F107  4040       23615 SH       Sole                    21167             2448
Salesforce.com Inc             COM              79466L302 10227       60836 SH       Sole                    52986             7850
Schlumberger Ltd.              COM              806857108  5262       75926 SH       Sole                    64531            11395
Starbucks Corporation          COM              855244109  9734      181507 SH       Sole                   160459            21048
T Rowe Price Group Inc         COM              74144T108   208        3200 SH       Sole                                      3200
Transdigm Group, Inc.          COM              893641100  5631       41297 SH       Sole                    36172             5125
Ulta Salon, Cosmetics          COM              90384S303  6424       65376 SH       Sole                    57826             7550
Under Armour, Inc. Cl A        COM              904311107  5332      109872 SH       Sole                    97873            11999
VISA Inc.                      COM              92826C839 10968       72359 SH       Sole                    60180            12179
VMware, Inc. Cl A              COM              928563402  6845       72715 SH       Sole                    64270             8445
Whole Foods Market Inc.        COM              966837106  7271       79762 SH       Sole                    70687             9075